Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill by Operating Segment
Goodwill
Movements in goodwill during the years ended December 31, 2017, 2018 and 2019 were as follows:

(DOLLARS IN THOUSANDS)	Goodwill
Balance at January 1, 2017	$1,000,123
Acquisitions	87,865
Foreign exchange	32,920
Other(a)	35,380
Balance at December 31, 2017	1,156,288
Acquisitions(b)	4,253,541
Disposals	(19,069)
Foreign exchange	(12,372)
Balance at December 31, 2018	5,378,388
Acquisitions(c)	98,411
Frutarom measurement period adjustment	30,876
Foreign exchange	(10,079)
Balance at December 31, 2019	$5,497,596
_______________________

(a)	Other above principally represents the increase to Goodwill associated with the update of certain customer relationship assumptions in the final purchase price allocation of David Michael.

(b)	Primarily relates to the Company's acquisition of Frutarom.

(c)	Additions primarily relate to the 2019 Acquisition Activity. See Note 3 for details.
Goodwill by segment was as follows:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018
Taste	$4,788,988	$4,663,835
Scent	708,608	704,113
Unallocated	—	10,440
Total	$5,497,596	$5,378,388

Schedule of Reporting Units Based On Assumptions

	Goodwill	Key Assumptions		Existing Headroom	Resulting Headroom
(DOLLARS IN MILLIONS)		Discount Rate	Terminal Growth		50 bps Increase in Discount Rate	50 bps Decline in Terminal Growth
Savory	$1,205	7.5%	3.0%	8.3%	(3.4)%	(0.3)%

Schedule of Other Intangible Assets
Other intangible assets, net consisted of the following amounts:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018
Asset Type
Customer relationships	$2,653,446	$2,658,659
Technological know-how	468,256	451,016
Trade names & patents	178,968	177,770
Other	40,362	43,766
Total carrying value	3,341,032	3,331,211
Accumulated Amortization
Customer relationships	(302,047)	(156,906)
Technological know-how	(135,269)	(93,051)
Trade names & patents	(27,213)	(19,593)
Other	(24,568)	(22,339)
Total accumulated amortization	(489,097)	(291,889)
Other intangible assets, net	$2,851,935	$3,039,322

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Amortization expense for the next five years and thereafter, based on preliminary valuations and determinations of useful lives, is expected to be as follows:

	December 31,
(DOLLARS IN THOUSANDS)	2020	2021	2022	2023	2024
Estimated future intangible amortization expense	$189,896	$185,510	$181,698	$181,586	$181,586